Loans and financings (Details Narrative) - USD ($) $ in Thousands				12 Months Ended
	Jun. 12, 2024	Apr. 09, 2024	Apr. 02, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 03, 2024	Apr. 15, 2024	Apr. 10, 2024	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Debt modification gain				$ 3,142
Nexa Recursos Minerais [Member]
IfrsStatementLineItems [Line Items]
Annual gross interest rate										5.60%
Coverage percentage										100.00%
Debenture issuance amount		$ 600,000
Annual interest rate		6.75%	1.50%
Note agreement term		10 years	6 years
Nexa Recursos Minerais [Member] | EUR [Member]
IfrsStatementLineItems [Line Items]
Principal amount										$ 27,917
Notional value										27,917
Loans and financing transactions							$ 28,234
Nexa Recursos Minerais [Member] | USD [Member]
IfrsStatementLineItems [Line Items]
Principal amount										30,244
Loans and financing transactions							30,683
Interest expenses							360
Exchange variation							$ 79
Debenture issuance amount			$ 130,099
Environmental and social indicators amount	$ 40,030
Nexa Recursos Minerais [Member] | BRL [Member]
IfrsStatementLineItems [Line Items]
Debenture issuance amount			$ 650,000
Environmental and social indicators amount	$ 200,000
Nexa Resources S A 2027 Notes [Member]
IfrsStatementLineItems [Line Items]
Outstanding principal amount									$ 484,504
Outstanding accrued interest									11,285
Disbursement amount									495,789
Debt issueance costs									$ 2,605
Remaining outstanding principal amount				215,496
Nexa Resources S A 2028 Notes [Member]
IfrsStatementLineItems [Line Items]
Outstanding principal amount								$ 99,499
Outstanding accrued interest								1,563
Disbursement amount								103,051
Debt issueance costs								743
Outstanding accrued interest and premium								$ 1,989
Remaining outstanding principal amount				400,501
Nexa Resources S A [Member]
IfrsStatementLineItems [Line Items]
Bonds repurchase expenses				7,069
Bonds repurchase agent fees				$ 1,732
SOFR [Member]
IfrsStatementLineItems [Line Items]
Principal amount										$ 90,000
Interest rate										1.80%
Transaction interest rate										2.40%